SUMMARY OF JURISDICTIONS AND TAX YEARS (Details)	12 Months Ended
Dec. 31, 2023
INDONESIA [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Open tax years	2019
INDONESIA [member] | Top of range [member]
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Open tax years	2023
NEW ZEALAND [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Open tax years	2020
NEW ZEALAND [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Open tax years	2023
SINGAPORE [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Open tax years	2020
SINGAPORE [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Open tax years	2023
SOUTH AFRICA [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Open tax years	2020
SOUTH AFRICA [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Open tax years	2023
UK [member]
IfrsStatementLineItems [Line Items]
Open tax years	2022
USA [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Open tax years	2021
USA [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Open tax years	2023